Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities:
Net loss	$ (42,489)	$ (315,159)
Adjustments for:
Depreciation expense	4,042	11,334
Changes in:
Accounts receivable	(4,173)	(50,167)
Other receivables	67,156	(65,692)
Prepaid expenses and other current assets	(2,098)	38
Other payables and accruals	128,147	104,758
Deferred revenue	(102,552)	67,980
Net cash provided from (used in) operating activities	48,033	(246,908)
Cash flows from investing activities:
Net cash used in investing activities
Cash flows from financing activities:
Proceeds from advances from related parties	232,304	185,119
Repayment of advances to related parties	(328,332)	5,111
Proceeds from short-term borrowings	2,757
Net cash provided by (used in)financing activities	(93,271)	190,230
Effect of exchange rate changes on cash and cash equivalents	(1,942)	(7,560)
Net (decrease) in cash and cash equivalents	(47,181)	(64,238)
Cash and cash equivalents at the beginning of period	84,487	184,596
Cash and cash equivalents at the end of period	37,306	120,356
Supplemental disclosure of non-cash investing and financing activities:
Right-of-use assets obtained in exchange for operating lease obligations	$ 467,046	$ 651,279